Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Share Premium [Member]	Other Components of Equity [Member] Equity Component of Convertible Notes [Member]	Other Components of Equity [Member] Fair Value Reserves [Member]	Other Components of Equity [Member] Share Based Payment Reserve [Member]	Other Components of Equity [Member] Foreign Currency Translation Reserve [Member]	Accumulated Deficit [Member]	Total [Member]	Non-Controlling Interests [Member]
Beginning balance at Mar. 31, 2020	$ 862,292	$ 52	$ 1,985,555		$ (1,345)	$ 135,738	$ (114,166)	$ (1,147,597)	$ 858,237	$ 4,055
Total comprehensive income (loss) for the year
Profit (loss) for the year	(56,042)							(55,639)	(55,639)	(403)
Other comprehensive income (loss)
Foreign currency translation differences	13,497						13,500		13,500	(3)
Equity instruments at FVOCI - net change in fair value	1,825				1,825				1,825
Remeasurement of defined benefit liability	(199)							(217)	(217)	18
Other comprehensive income (loss) for the year, net of tax	15,123				1,825		13,500	(217)	15,108	15
Total comprehensive loss for the year	(40,919)				1,825		13,500	(55,856)	(40,531)	(388)
Contributions by owners
Share-based payment	38,399					38,399			38,399
Issue of ordinary shares on exercise of share based awards	293	1	35,642			(35,350)			293
Transfer to accumulated deficit on expiry of share based awards						(119)		119
Issue of convertible notes (net of tax and issue expenses)	31,122			$ 31,122					31,122
Total contributions by owners	69,814	1	35,642	31,122		2,930		119	69,814
Ending balance at Mar. 31, 2021	891,187	53	2,021,197	31,122	480	138,668	(100,666)	(1,203,334)	887,520	3,667
Total comprehensive income (loss) for the year
Profit (loss) for the year	(45,567)							(45,405)	(45,405)	(162)
Other comprehensive income (loss)
Foreign currency translation differences	(18,943)						(18,921)		(18,921)	(22)
Equity instruments at FVOCI - net change in fair value	33,543				33,543				33,543
Remeasurement of defined benefit liability	(426)							(433)	(433)	7
Other comprehensive income (loss) for the year, net of tax	14,174				33,543		(18,921)	(433)	14,189	(15)
Total comprehensive loss for the year	(31,393)				33,543		(18,921)	(45,838)	(31,216)	(177)
Contributions by owners
Share-based payment	36,645					36,645			36,645
Issue of ordinary shares on exercise of share based awards	36		13,466			(13,430)			36
Transfer to accumulated deficit on expiry of share based awards						(115)		115
Equity instruments at FVOCI - transfer to accumulated deficit					(33,655)			33,655
Total contributions by owners	36,681		13,466		(33,655)	23,100		33,770	36,681
Changes in ownership interests in subsidiaries that do not result in a loss of control
Acquisition of non-controlling interest							(97)	1,246	1,149	(1,149)
Total changes in ownership interest in subsidiaries							(97)	1,246	1,149	(1,149)
Total transactions with owners	36,681		13,466		(33,655)	23,100	(97)	35,016	37,830	(1,149)
Ending balance at Mar. 31, 2022	896,475	53	2,034,663	31,122	368	161,768	(119,684)	(1,214,156)	894,134	2,341
Total comprehensive income (loss) for the year
Profit (loss) for the year	(11,168)							(11,321)	(11,321)	153
Other comprehensive income (loss)
Foreign currency translation differences	(48,879)						(48,322)		(48,322)	(557)
Remeasurement of defined benefit liability	468							467	467	1
Other comprehensive income (loss) for the year, net of tax	(48,411)						(48,322)	467	(47,855)	(556)
Total comprehensive loss for the year	(59,579)						(48,322)	(10,854)	(59,176)	(403)
Contributions by owners
Share-based payment	35,643					35,617			35,617	26
Issue of ordinary shares on exercise of share based awards	2,200		22,699			(20,499)			2,200
Transfer to accumulated deficit on expiry of share based awards						(50)		50
Total contributions by owners	37,843		22,699			15,068		50	37,817	26
Changes in ownership interests in subsidiaries that do not result in a loss of control
Acquisition of non-controlling interest							(218)	1,522	1,304	(1,304)
Acquisition of subsidiary with non-controlling interest	5,830									5,830
Recognition of financial liability for acquisition of non-controlling interest	(4,411)							(4,411)	(4,411)
Change in fair value of financial liability for acquisition of non-controlling interest	(102)						35	(137)	(102)
Total changes in ownership interest in subsidiaries	1,317						(183)	(3,026)	(3,209)	4,526
Total transactions with owners	39,160		22,699			15,068	(183)	(2,976)	34,608	4,552
Ending balance at Mar. 31, 2023	$ 876,056	$ 53	$ 2,057,362	$ 31,122	$ 368	$ 176,836	$ (168,189)	$ (1,227,986)	$ 869,566	$ 6,490